CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss for the year	$ (6,959)	$ (11,645)
Adjustments for:
Depreciation	171	204
Unrealized foreign exchange loss	0	15
Share-based payments (Note 11(d))	1,596	3,032
Accrued interest receivable and other income	(59)	9
Accrued other expenses	65	43
Write-down of mineral properties (Note 6)	341	4,181
Deferred income tax expense (note 12, 15)	516	0
Operating cash flows before movements in working capital	(4,329)	(4,161)
Changes in non-cash working capital items:
(Increase) decrease in accounts and other receivables	(242)	259
(Increase) decrease in prepaid expenditures	(87)	63
Increase in accounts payables and accrued liabilities	458	58
Total cash used in operating activities	(4,200)	(3,781)
Cash flows from investing activities
Property and equipment purchases	(123)	(93)
Mineral property expenditures (Note 6)	(6,031)	(7,402)
Option payments and expenditures recovered	83	0
Proceeds from sale of marketable securities (Note 5)	1,758	0
Total cash used in investing activities	(4,313)	(7,495)
Cash flows from financing activities
Proceeds from private placements (Note 11(b))	9,410	0
Shares issuance costs (Note 11(b))	(152)	0
Proceeds from exercise of warrants and stock options	43	989
Total cash provided by financing activities	9,301	989
Foreign exchange effect on cash	(1)	2
Change in cash and cash equivalents	787	(10,285)
Cash and cash equivalents, beginning	5,115	15,400
Cash and cash equivalents, ending	5,902	5,115
Cash and cash equivalents	$ 5,115	$ 15,400